Quarterly Report
March 31, 2025
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.4%
General Electric Co.	13,389	$2,679,808
Leidos Holdings, Inc.	19,194	2,590,039
		$5,269,847
Airlines – 0.3%
United Airlines Holdings, Inc. (a)	14,613	$1,009,028
Apparel Manufacturers – 0.5%
VF Corp.	120,132	$1,864,449
Automotive – 1.3%
Aptiv PLC (a)	14,066	$836,927
Tesla, Inc. (a)	15,575	4,036,417
		$4,873,344
Biotechnology – 0.2%
Biogen, Inc. (a)	6,472	$885,628
Broadcasting – 1.5%
Netflix, Inc. (a)	1,220	$1,137,687
Spotify Technology S.A. (a)	7,816	4,299,034
		$5,436,721
Brokerage & Asset Managers – 1.4%
Citigroup, Inc.	46,822	$3,323,894
Raymond James Financial, Inc.	13,630	1,893,343
		$5,217,237
Business Services – 2.5%
Accenture PLC, “A”	3,834	$1,196,361
Dropbox, Inc. (a)	34,468	920,640
GoDaddy, Inc. (a)	10,730	1,932,902
Verisk Analytics, Inc., “A”	17,904	5,328,589
		$9,378,492
Chemicals – 0.4%
Eastman Chemical Co.	18,070	$1,592,148
Computer Software – 9.4%
Guidewire Software, Inc. (a)	14,259	$2,671,566
Microsoft Corp.	59,768	22,436,310
Okta, Inc. (a)	5,633	592,704
Salesforce, Inc.	21,302	5,716,605
ServiceNow, Inc. (a)	4,130	3,288,058
Zoom Communications, Inc. (a)	4,873	359,481
		$35,064,724
Computer Software - Systems – 6.6%
Apple, Inc.	110,726	$24,595,566
Construction – 2.2%
Builders FirstSource, Inc. (a)	29,285	$3,658,868
Essex Property Trust, Inc., REIT	6,677	2,046,968
Masco Corp.	23,692	1,647,542
Mohawk Industries, Inc. (a)	4,317	492,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Black & Decker, Inc.	7,082	$544,464
		$8,390,757
Consumer Products – 2.3%
Colgate-Palmolive Co.	33,870	$3,173,619
Kimberly-Clark Corp.	37,575	5,343,916
		$8,517,535
Consumer Services – 1.0%
Booking Holdings, Inc.	846	$3,897,446
Electrical Equipment – 0.8%
Amphenol Corp., “A”	9,136	$599,230
TE Connectivity PLC	17,593	2,486,243
		$3,085,473
Electronics – 9.2%
Applied Materials, Inc.	22,292	$3,235,015
Broadcom, Inc.	19,283	3,228,553
Lam Research Corp.	67,463	4,904,560
NVIDIA Corp.	210,817	22,848,346
		$34,216,474
Energy - Independent – 2.7%
ConocoPhillips	29,902	$3,140,308
EOG Resources, Inc.	22,952	2,943,364
Phillips 66	32,649	4,031,499
		$10,115,171
Energy - Integrated – 0.1%
Exxon Mobil Corp.	2,943	$350,011
Energy - Renewables – 0.5%
GE Vernova, Inc.	5,623	$1,716,589
Food & Beverages – 1.6%
General Mills, Inc.	67,396	$4,029,607
Mondelez International, Inc.	23,080	1,565,978
PepsiCo, Inc.	2,163	324,320
		$5,919,905
Health Maintenance Organizations – 1.8%
Cigna Group	19,429	$6,392,141
Humana, Inc.	1,480	391,608
		$6,783,749
Insurance – 4.8%
Ameriprise Financial, Inc.	11,869	$5,745,902
Berkshire Hathaway, Inc., “B” (a)	7,093	3,777,590
Chubb Ltd.	1,572	474,728
Corebridge Financial, Inc.	102,287	3,229,201
Equitable Holdings, Inc.	15,300	796,977
Everest Group Ltd.	1,042	378,590
Hartford Insurance Group, Inc.	15,572	1,926,723
MetLife, Inc.	9,590	769,981
Principal Financial Group, Inc.	9,350	788,859
		$17,888,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 7.6%
Alphabet, Inc., “A”	53,165	$8,221,435
Alphabet, Inc., “C”	31,587	4,934,837
Meta Platforms, Inc., “A”	26,544	15,298,900
		$28,455,172
Machinery & Tools – 2.2%
CNH Industrial N.V.	148,514	$1,823,752
Eaton Corp. PLC	5,384	1,463,533
Wabtec Corp.	27,127	4,919,481
		$8,206,766
Major Banks – 2.1%
Bank of America Corp.	46,199	$1,927,884
JPMorgan Chase & Co.	5,924	1,453,157
Wells Fargo & Co.	59,439	4,267,126
		$7,648,167
Medical & Health Technology & Services – 1.3%
IQVIA Holdings, Inc. (a)	1,893	$333,736
McKesson Corp.	5,457	3,672,506
Universal Health Services, Inc.	4,229	794,629
		$4,800,871
Medical Equipment – 1.2%
Boston Scientific Corp. (a)	25,385	$2,560,839
Medtronic PLC	22,743	2,043,686
		$4,604,525
Network & Telecom – 1.8%
Motorola Solutions, Inc.	2,655	$1,162,386
Qualcomm, Inc.	36,264	5,570,513
		$6,732,899
Oil Services – 1.1%
TechnipFMC PLC	130,040	$4,120,968
Other Banks & Diversified Financials – 6.3%
American Express Co.	17,361	$4,670,977
Mastercard, Inc., “A”	2,724	1,493,079
Northern Trust Corp.	49,957	4,928,258
Popular, Inc.	28,244	2,608,898
Synchrony Financial	13,230	700,396
Visa, Inc., “A”	26,212	9,186,258
		$23,587,866
Pharmaceuticals – 6.9%
AbbVie, Inc.	42,578	$8,920,942
Eli Lilly & Co.	1,333	1,100,938
Johnson & Johnson	45,665	7,573,084
Organon & Co.	30,967	461,099
Pfizer, Inc.	159,841	4,050,371
Vertex Pharmaceuticals, Inc. (a)	7,193	3,487,310
		$25,593,744
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	2,934	$333,831
Railroad & Shipping – 0.4%
CSX Corp.	45,112	$1,327,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.0%
Essential Properties Realty Trust, REIT	11,816	$385,674
Jones Lang LaSalle, Inc. (a)	12,141	3,009,875
Simon Property Group, Inc., REIT	2,320	385,306
W.P. Carey, Inc., REIT	55,407	3,496,736
		$7,277,591
Real Estate - Office – 0.4%
Cousins Properties, Inc., REIT	45,431	$1,340,215
Restaurants – 0.9%
Aramark	82,984	$2,864,608
Brinker International, Inc. (a)	2,442	363,980
		$3,228,588
Specialty Chemicals – 0.9%
RPM International, Inc.	27,638	$3,197,164
Specialty Stores – 6.9%
Amazon.com, Inc. (a)	85,014	$16,174,764
Home Depot, Inc.	4,620	1,693,184
O'Reilly Automotive, Inc. (a)	3,556	5,094,254
Target Corp.	27,838	2,905,174
		$25,867,376
Telecom Services – 0.4%
T-Mobile USA, Inc.	4,975	$1,326,882
Tobacco – 1.7%
Altria Group, Inc.	96,129	$5,769,663
Philip Morris International, Inc.	2,770	439,682
		$6,209,345
Utilities - Electric Power – 2.9%
Ameren Corp.	12,120	$1,216,848
Edison International	29,932	1,763,593
NextEra Energy, Inc.	69,418	4,921,042
NRG Energy, Inc.	3,930	375,158
PG&E Corp.	147,698	2,537,452
		$10,814,093
Total Common Stocks		$370,742,554
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,598,978	$1,599,138

Other Assets, Less Liabilities – (0.0)%		(129,571)
Net Assets – 100.0%		$372,212,121
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,599,138 and $370,742,554, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$370,742,554	$—	$—	$370,742,554
Investment Companies	1,599,138	—	—	1,599,138
Total	$372,341,692	$—	$—	$372,341,692
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,541,580	$14,307,327	$15,249,539	$(161)	$(69)	$1,599,138
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,346	$—